Right to Use Assets and Leases payable - Summary of Information About Right of Use Assets (Detail) (Parenthetical) R$ in Thousands	3 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Initial direct costs of right to use assets	R$ 68,007